ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

($ thousands)	December 31, 2022	December 31, 2021
Accrued revenue	$244,494	$208,160
Accounts receivable – trade	35,019	23,697
Allowance for doubtful accounts	(2,923)	(3,869)
Total accounts receivable, net of allowance for doubtful accounts	$276,590	$227,988